CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - ¥ / shares	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Dividends per share	¥ 8.00	¥ 20.00	¥ 8.00	¥ 20.00